Fair value measurement of financial instruments (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2022 and March 31, 2022 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	5,707	5,707
Financial assets at fair value through profit or loss
- Other current receivables - Derivative financial instruments	—	38	—	38
Total assets	—	38	5,707	5,745

Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	11,775	11,775
- Warrant liabilities - Public warrants	6,265	—	—	6,265

- Warrant liabilities - Private warrants	—	3,699	—	3,699
- Other current liabilities - Derivative financial instruments	—	228	—	228
Total liabilities	6,265	3,927	11,775	21,967

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826
The following table presents the changes in level 3 instruments for the six months ended September 30, 2022:

(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2022	3,881	15,419
Additions	2,000
Gain recognized in income statement	—	(2,928)
Reclassifications	(174)	—
Exchange differences	—	(716)
Closing balance as of September 30, 2022	5,707	11,775

Disclosure of fair value measurement of liabilities
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2022 and March 31, 2022 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	5,707	5,707
Financial assets at fair value through profit or loss
- Other current receivables - Derivative financial instruments	—	38	—	38
Total assets	—	38	5,707	5,745

Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	11,775	11,775
- Warrant liabilities - Public warrants	6,265	—	—	6,265

- Warrant liabilities - Private warrants	—	3,699	—	3,699
- Other current liabilities - Derivative financial instruments	—	228	—	228
Total liabilities	6,265	3,927	11,775	21,967

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826
The following table presents the changes in level 3 instruments for the six months ended September 30, 2022:

(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2022	3,881	15,419
Additions	2,000
Gain recognized in income statement	—	(2,928)
Reclassifications	(174)	—
Exchange differences	—	(716)
Closing balance as of September 30, 2022	5,707	11,775